Acquisitions and Disposal of Subsidiary	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions and Disposal of Subsidiary
3.	Acquisitions and disposal of subsidiary
Asset acquisitions
In June 2020, the Group entered into purchase agreements with shareholders of Tairui Insurance Agency Co., Ltd. (“Tairui”) to acquire 100% of Tairui’s equity ownership for a gross consideration of RMB75,358, of which RMB43,000 was related to the effective settlement of the selling shareholder’s loan payable to Tairui upon closing. This resulted in a net cash consideration of RMB32,358. Tairui holds an insurance agency license.
In August 2020, the Group entered into purchase agreements with shareholders of Hainan Puluo Medical Technology Co., Ltd. (“Puluo”) to acquire
 100% of Puluo’s equity ownership for a gross consideration of RMB2,063
, among of which RMB1,500 was prepaid in 2020. In January 2021, the Group completed the acquisition. Puluo holds a medical institution license and a trademark and software copyright.
The Company evaluated the acquisition of the purchased assets under ASC
805-Business
Combination (ASC 805), and concluded that as substantially all of the fair value of the gross assets acquired is concentrated in an identifiable group of similar assets, the transaction did not meet the requirements to be accounted for as a business combination and therefore was accounted for as an asset acquisition.
The purchase price of the assets are as follows:

	As of December 31,
	2020	2021
Cash	5,858	—
Intangible assets-Insurance agency licenses	35,130	—
Intangible assets- Medical institution license	—	3,708
Intangible assets- Trademark and software copyright	—	98
Total assets acquired	40,988	3,806
Deferred tax liabilities	(8,630)	(927)
Accrued expenses and other current liabilities	—	(816)
Total liabilities assumed	(8,630)	(1,743)
Net assets acquired	32,358	2,063
The Company recognized any excess consideration transferred over the fair value of the net assets acquired on a relative fair value basis to the identifiable net assets. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant quoted market prices of comparable companies and relevant information.
Business acquisitions
In March 2020 and August 2020, the Group completed two business combinations to complement its existing businesses. Total cash consideration transferred for the acquisitions amounted to RMB 1,598. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB nil and RMB 50, respectively. Goodwill recognized in these acquisitions amounted to RMB 1,648, which was primarily attributable to the synergies expected to be achieved from these acquisitions. The goodwill recognized is not deductible for tax purposes.
In December 2021, the Group completed one business combination to complement its existing businesses with
 RMB
 nil
consideration in exchange for 100% of Beijing Yifan Fengshun Medical Technology Co., Ltd.’s equity interest. The acquiree operates clinical trial patient recruitment services. The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The consideration transferred was determined based on the acquisition-date fair value of the equity interest acquired, and was allocated based on the fair values of the acquired assets and liabilities, which were

RMB

13,507
(
including cash acquired of

RMB
1,328) and

RMB
13,809
, respectively. Goodwill recognized in
this
acquisition amounted to RMB
302
, which was primarily attributable to the synergies expected to be achieved from this
acquisition. The goodwill recognized is not deductible for tax purposes.
Disposal of subsidiary
In September 2020, pursuant to a share purchase agreement, the Group transferred 100% ownership interest in Zunsheng (Beijing) Investment Management Co., Ltd. (“Zunsheng”), a subsidiary of the Group who holds certain equity investments, to third parties in return for cash consideration of RMB 8,390. As a result, the Group lost control over Zunsheng. A disposal gain of RMB 180 was recognized under line-item “others, net” in the consolidated statement of comprehensive loss, which is the difference between the disposal consideration of RMB 8,390 and the carrying value in Zunsheng, amounted to net assets of RMB 8,210.
In May 2021, pursuant to a share purchase agreement, the Group transferred 100% ownership interest in Jinan Yifangda Pharmacy Co., Ltd. (“Yifangda”), a subsidiary of the Group, to third parties in return for cash consideration of
Renminbi
1
. As a result, the Group lost control over
Yifangda
. A disposal
loss
 of RMB
252
was recognized under line-item “others, net” in the consolidated statement of comprehensive loss, which is the difference between the disposal consideration of Renminbi
1
and the carrying value in
Yifangda
, amounted to net assets of RMB
252
.